INCOME TAX	12 Months Ended
Mar. 31, 2023
Income Taxes [Abstract]
INCOME TAX	INCOME TAX
Major items causing the Company’s income tax rate to differ from the Canadian statutory rate of approximately 26.50% are as follows:

	Year ended March 31,
	2023	2022
Net loss before income taxes	47,490	67,631

Expected recovery at statutory rate	12,585	17,922
Share-based compensation	(1,242)	(4,778)
Share issuance costs	321	794
Difference between Canadian and foreign tax rates	(4,032)	(3,542)
Effect of exchange on unbooked deferred tax assets	438	—
Non-deductible expenses	(338)	(1,256)
Change in unrecognized deferred tax assets	(7,732)	(9,140)
Income tax recovery	—	—
The significant components of the Company’s deferred tax assets, resulting from temporary differences, unused tax credits and unused tax losses, that have not been included on the consolidated statements of financial position, are as follows:

As at	March 31, 2023	March 31, 2022
Non-capital loss carryforwards	20,248	13,256
Deferred compensation	1,089	1,146
R&D expenditures	1,053	—
Share issuance costs	1,303	1,526
Depreciation/CCA differences	(6)	(10)
Other	6	43
	23,693	15,961
Valuation allowance	(23,693)	(15,961)
	—	—
These deferred tax assets have not been recognized because it is not probable that future taxable profit will be available against which the Company will be able to use these potential benefits.
Non-capital loss balance
As at March 31, 2023, the Company has non-capital losses in Canada, which under certain circumstances can be used to reduce the taxable income of future years. The non-capital losses expire as follows:

Year of expiry	$
2040	740
2041	19,193
2042	12,234
2043	10,704
42,871
As at March 31, 2023, the Company has non-capital losses in the United States, which under certain circumstances can be used to reduce the taxable income of future years. The non-capital losses, stated in Canadian dollars, that will expire as follows:

Year of expiry	$
2041 - Pre-acquisition loss generated up to December 4, 2020	992
2041 - Loss generated in the period from December 4, 2020 to March 31, 2021	1,323
2042 - Loss generated in the year ended March 31, 2022	7,131
2043 - Loss generated in the year ended March 31, 2023	2,902
12,348
Although the US federal losses carryforward indefinitely, they are subject to restrictions on their deductibility. The deductibility of the pre-acquisition loss and the post-acquisition loss is restricted to 80% of taxable income in the year of deduction. The pre-acquisition loss is further restricted to an annual limitation under Section 382. As at March 31, 2023, the annual limitation was $144.
Massachusetts allows for a 20-year carryforward period for restricted and unrestricted losses without limitation.
As at March 31, 2023, the Company has non-capital losses in Ireland, which under certain circumstances can be used to reduce the taxable income of future years. The non-capital losses, stated in Canadian dollars, expire as follows:

Year of expiry	$
2042	22,965
2043	23,017
45,982